EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure Tables [Abstract]
EMPLOYEE BENEFIT PALNS

	2011	2012	2013
	(EUR in millions)
Service cost	14	14	13
Interest cost	19	20	15
Expected return on plan assets	(5)	(3)	(2)
Amortization of actuarial losses	14	11	13
Losses / (income) on curtailments / settlements and other expense / (income)	7	(3)	181
Net periodic pension cost	49	39	220

	2011	2012	2013
Discount rate	5.3%	5.1%	3.6%
Expected return on plan assets	5.5%	4.9%	3.2%
Rate of compensation increase	3.5%	2.7%	2.4%

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2011	2012	2013
	(EUR in millions)
Change in Projected Benefit obligation (“PBO”):
PBO, beginning of year	402	301	457
Service cost	14	14	13
Interest cost	19	20	15
Employee contributions	5	5	4
Actuarial loss/(gain)	(38)	54	(40)
Adjustment for disposal and other	(3)	170	(7)
Benefits paid from the Fund	(86)	(37)	(21)
Benefits paid directly by the Group	(19)	(55)	(14)
Settlements/Terminations/Curtailments	7	(12)	190
Prior service cost arising over last period	-	(3)	-
PBO, end of year	301	457	597

	2011	2012	2013
	(EUR in millions)
Change in plan assets:
Fair value of plan assets, beginning of year	102	76	69
Actual return on plan assets	(18)	1	-
Employer contributions	73	24	15
Employee contributions	5	5	4
Benefits paid	(86)	(37)	(21)
Fair value of plan assets, end of year	76	69	67

Employer contributions paid by the Group, are in excess of the EUR 7 million total expected contributions for funded plans for 2013.

The amounts recognized in the consolidated balance sheet as at December 31, are as follows:
	2011	2012	2013
	(EUR in millions)
Funded status, end of year	(225)	(388)	(530)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2011	2012	2013
Discount rate	5.1%	3.6%	3.9%
Rate of compensation increase	2.7%	2.4%	2.1%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2011	2012	2013
	(EUR in millions)
Projected benefit obligation	301	457	597
Accumulated benefit obligation	260	396	553
Fair value of plan assets	76	69	67

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2011	2012	2013
	(EUR in millions)
Net actuarial losses	139	175	132
Prior service cost	1	(2)	(2)

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2011	2012	2013
	(EUR in millions)
Net Loss / (Gain)	(15)	56	(37)
Prior Service Cost / (Credit)	-	(3)	-
(Gain)/Loss due to Curtailment/Settlement	-	-	2
Amortization of Losses / (Gains)	(16)	(20)	(5)
Total recognized on Other comprehensive (income) / loss	(31)	33	(40)

	2012		2013		2014
	Amount	Proportion	Amount	Proportion
	(EUR in millions)		(EUR in millions)
Equity securities	6	9%	-	-	0%-10%
Cash and due from banks	-	-	2	3%	0%-3%
Other	63	91%	65	97%	90%-97%
Total	69	100%	67	100%

Benefit
payments projected
(EUR in millions)
Expected Benefits next year	290
Expected Benefits in 2 Yrs	11
Expected Benefits in 3 Yrs	14
Expected Benefits in 4 Yrs	18
Expected Benefits in 5 Yrs	19
Expected Benefits in 6th to 10th Yr	123
In 2014, the Group is expected to make EUR 6 million in contributions to funded plans and pay EUR 290 million in retirement indemnities, of which the amount of EUR 262 million concerns the indemnities as part of the voluntary retirement scheme for the Bank’s employees.